Shareholder Report, Average Annual Return (Details) 193429_Roundhill WeeklyPay Universe ETF_TF_TSR Annual {TF}	4 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Roundhill WeeklyPay Universe ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Roundhill WeeklyPay Universe ETF NAV
Average Annual Return, Percent	(0.40%)
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	7.22%